Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. The outcome of litigation and other legal matters is always difficult to accurately predict and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the joint plan of reorganization. These confirmation orders are pending before the U.S. District Court. Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding that all the asserted claims of the Baxter patents are invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the original District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court, although funds already contributed will remain in escrow until the case is finally concluded. On March 18, 2010, the U.S. Patent and Trademark Office (USPTO) and the Board of Patent Appeals and Interferences ruled in reexamination that the remaining Baxter patent is invalid. On October 5, 2010, Baxter appealed the Board's ruling to the Federal Circuit.

On April 28, 2008, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, Eastern Division (Chicago), styled Baxter International, Inc. and Baxter Healthcare Corporation v. Fresenius Medical Care Holdings, Inc. and Fresenius USA, Inc., Case No. CV 2389, asserting that FMCH's hemodialysis machines infringe four patents issued in 2007 and 2008, all of which are based on one of the patents at issue in the April 2003 Baxter case described above. The new patents expired in April 2011 and relate to trend charts shown on touch screen interfaces and the entry of ultrafiltration profiles (ultrafiltration is the removing of liquid from a patient's body using osmotic pressure). This case is currently stayed pursuant to court order. The Company believes that its hemodialysis machines do not infringe any valid claims of the Baxter patents at issue. All the asserted patents now stand rejected in an ongoing reexamination at the USPTO.

On October 17, 2006, Baxter and DEKA Products Limited Partnership (DEKA) filed suit in the U.S. District Court for the Eastern District of Texas which was subsequently transferred to the Northern District of California, styled Baxter Healthcare Corporation and DEKA Products Limited Partnership v. Fresenius Medical Care Holdings, Inc. d/b/a Fresenius Medical Care North America and Fresenius USA, Inc., Case No. CV 438 TJW. The complaint alleged that FMCH's Liberty™ cycler infringes nine patents owned by or licensed to Baxter. During and after discovery, seven of the asserted patents were dropped from the suit. On July 28, 2010, at the conclusion of the trial, the jury returned a verdict in favor of FMCH finding that the Liberty™ cycler does not infringe any of the asserted claims of the Baxter patents. The District Court denied Baxter's request to overturn the jury verdict and Baxter has appealed the verdict and resulting judgment to the United States Court of Appeals for the Federal Circuit.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company. The Company expects to continue as a defendant in the litigation, which is proceeding toward trial in the Chancery Court, and believes that defendants will prevail.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately $23,000 in damages and interest under the unjust enrichment count of the complaint but denied relief under the six False Claims Act counts of the complaint. On June 17, 2011, the District Court entered summary judgment against RCG for $82,643 on one of the False Claims Act counts of the complaint. On June 23, 2011, the Company appealed to the United States Court of Appeals for the Sixth Circuit. The Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, that the decisions made by the District Court on March 22, 2010 and June 17, 2011 will be reversed, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by discharging her from employment constructively. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff has appealed from the District Court judgment.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payers for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH will cooperate fully in responding to the additional Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, the Company received a subpoena from the United States Attorney for the Eastern District of New York. The subpoena is part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payer programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have received compensation from the New York Medicaid program for pharmaceutical products subsumed in the Medicaid payment to the dialysis facilities. The Company intends to cooperate in the investigation.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v United States. On June 24, 2010, the court denied FMCH's motion for summary judgment and the litigation is proceeding towards trial.

The IRS tax audits of FMCH for the years 2002 through 2006 have been completed. The IRS has disallowed all deductions taken during these audit periods related to intercompany mandatorily redeemable preferred shares. The Company has protested the disallowed deductions and will avail itself of all remedies. An adverse determination with respect to the disallowed deductions related to intercompany mandatorily redeemable preferred shares could have a material adverse effect on our results of operations and liquidity. In addition, the IRS proposed other adjustments which have been recognized in the financial statements.

For the tax year 1997, the Company recognized an impairment of one of its subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of their audit for the years 1996 and 1997. The Company has filed a complaint with the appropriate German court to challenge the tax authorities' decision. In January 2011, the Company reached an agreement with the tax authorities, estimated to be slightly more favorable than the tax benefit recognized previously. The additional benefit is expected to be recognized in 2011.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the Anti-Kickback Statute, the False Claims Act, the Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states.

In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees, deliberately or inadvertently, have submitted inadequate or false billings. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law and the False Claims Act, among other laws.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.